Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of 100% owned subsidiaries of NACHI
These consolidated financial statements are prepared in accordance with United States generally accepted accounting principles ("US GAAP"). Material inter-company transactions and balances are eliminated upon consolidation. These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, NACGI, North American Fleet Company Ltd., North American Construction Holdings Inc. (“NACHI”) and NACG Properties Inc., and the following 100% owned subsidiaries of NACHI:

• North American Caisson Ltd.	• North American Site Development Ltd.
• North American Engineering Inc.	• North American Tailings and Environmental Ltd.
• North American Enterprises Ltd.	• Drillco Foundation Co. Ltd.
• North American Maintenance Ltd.	• 1565388 Alberta Ltd.
• North American Mining Inc.	• 1565401 Alberta Ltd.
• North American Pile Driving Inc.	• 1753514 Alberta Ltd.
• North American Services Inc.

Schedule of depreciation of property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Straight-line	5 – 10 years
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

December 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$251,872	$96,038	$155,834
Major component parts in use	60,484	23,472	37,012
Other equipment	27,594	11,511	16,083
Licensed motor vehicles	25,911	22,474	3,437
Office and computer equipment	13,846	11,882	1,964
Buildings	4,691	2,650	2,041
Leasehold improvements	9,946	6,187	3,759
Assets under capital lease	72,627	14,782	57,845
	$466,971	$188,996	$277,975

December 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$321,976	$113,373	$208,603
Major component parts in use	59,538	22,543	36,995
Other equipment	37,684	18,127	19,557
Licensed motor vehicles	32,010	25,333	6,677
Office and computer equipment	13,122	10,630	2,492
Buildings	3,541	3,096	445
Land	166	—	166
Leasehold improvements	9,743	5,656	4,087
Assets under capital lease	64,901	11,671	53,230
	$542,681	$210,429	$332,252